Intangible assets, net- Schedule of Indefinite-lived and Definite-lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived intangible assets:
Trademarks and domains	$ 13,882	$ 13,882
Definite-lived intangible assets:
Total intangible assets	217,387	182,571
Accumulated amortization	(125,887)	(95,956)
Impairment charges	0	(892)
Total intangible assets, net	91,500	85,723	$ 96,495
Trademarks and domains
Definite-lived intangible assets:
Finite lived intangible assets gross	31,084	28,796
Accumulated amortization	(14,066)	(15,372)
Developed technology
Definite-lived intangible assets:
Finite lived intangible assets gross	135,318	101,666
Accumulated amortization	(97,615)	(69,225)
Licenses
Definite-lived intangible assets:
Finite lived intangible assets gross	2,418	4,916
Accumulated amortization	(1,741)	(4,229)
Customer relationships
Definite-lived intangible assets:
Finite lived intangible assets gross	34,685	33,311
Accumulated amortization	$ (12,465)	$ (7,130)